UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2014

Date of reporting period: MARCH 31, 2014

ITEM 1.        REPORTS TO STOCKHOLDERS

Semi-Annual Shareholder Report

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

March 31, 2014

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Semi-Annual Shareholder Report

March 31, 2014

Special Value Expansion Fund, LLC (the “Company”) files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the Company’s proxy voting guidelines and information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov or by calling the Company’s advisor, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Portfolio Asset Allocation (Unaudited)

March 31, 2014

Percent of Cash
Industry	and Investments
Wired Telecommunications Carriers	19.2%
Communications Equipment Manufacturing	15.2%
Alumina and Aluminum Production and Processing	10.6%
Plastics Product Manufacturing	10.2%
Business Support Services	6.6%
Motion Picture and Video Industries	5.9%
Management, Scientific, and Technical Consulting Services	5.2%
Oil and Gas Extraction	4.9%
Scheduled Air Transportation	4.4%
Gaming Industries	2.7%
Other Financial Investment Activities	2.3%
Wireless Telecommunications Carriers	2.1%
Specialty Hospitals	2.0%
Electronic Shopping and Mail-Order Houses	1.7%
Semiconductor and Other Electronic Component Manufacturing	1.0%
Other Electrical Equipment and Component Manufacturing	0.7%
Aerospace Product and Parts Manufacturing	0.6%
Software Publishers	0.4%
Depository Credit Intermediation	0.1%
Home Furnishings Stores	0.1%
Radio and Television Broadcasting	0.1%
Electric Power Generation, Transmission and Distribution	0.0%
Cash and Cash Equivalents	4.0%
Total	100.0%

2

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Assets and Liabilities (Unaudited)

March 31, 2014

Assets
Investments, at fair value:
Companies less than 5% owned (cost $80,938,207)	$81,833,175
Companies 5% to 25% owned (cost $35,408,457)	32,781,621
Companies more than 25% owned (cost $33,203,522)	31,828,511
Total investments (cost $149,550,185)	146,443,307

Cash and cash equivalents	6,041,241
Accrued interest income:
Companies less than 5% owned	750,527
Companies 5% to 25% owned	15,330
Companies more than 25% owned	20,826
Dividend receivable from company 5% to 25% owned	83,343
Other receivables	1,946
Prepaid expenses and other assets	9,792
Total assets	153,366,312

Liabilities
Payable to the Investment Manager	65,304
Management and advisory fees payable	140,682
Accrued expenses and other liabilities	312,912
Total liabilities	518,898

Preferred stock
Series A and B, $50,000/share liquidation preference; unlimited shares authorized,
no shares issued and outstanding	-
Series S, $1,000/share liquidation preference; 1 share authorized, no shares issued
and outstanding	-
Series Z, $500/share liquidation preference; 500 shares authorized, no shares
issued and outstanding	-
Total preferred stock	-
Net assets applicable to common shareholders	$152,847,414

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized; 546,750.239
shares issued and outstanding	$547
Paid-in capital in excess of par	289,596,522
Accumulated net investment income	5,060,399
Accumulated net realized loss	(138,700,450)
Accumulated net unrealized depreciation	(3,109,604)
Net assets applicable to common shareholders	$152,847,414

Common stock, NAV per share	$279.56

See accompanying notes.

3

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (57.68%)
Bank Debt (51.11%) (1)
Aerospace Product and Parts Manufacturing (0.00%)
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (2)	$13,659	$7,478	-

Alumina and Aluminum Production and Processing (10.18%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/16 (2), (4)	$26,372,749	8,913,989	5.85%
Revere Industries, LLC, 2nd Lien Term Loan, 10% PIK, due 5/29/15 (4)	$6,609,350	6,609,350	4.33%
Total Alumina and Aluminum Production and Processing		15,523,339

Business Support Services (5.74%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.25%,
1.25% LIBOR Floor, due 8/28/19	$8,630,058	8,759,509	5.74%

Communications Equipment Manufacturing (1.85%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2), (3)	$10,099,646	2,818,357	1.85%

Electronic Shopping and Mail-Order Houses (1.57%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 9.5%, due 3/31/16	$2,392,894	2,389,305	1.57%

Management, Scientific, and Technical Consulting Services (5.25%)
Hill International, Inc., Senior Secured 2nd Lien Term Loan, 7.5%, due 10/18/16	$8,000,000	8,000,000	5.25%

Motion Picture and Video Industries (5.93%)
CORE Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$5,576,526	4,963,108	3.25%
CORE Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$4,461,220	4,086,478	2.68%
Total Motion Picture and Video Industries		9,049,586

Other Financial Investment Activities (2.30%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%,
due 12/31/22	$6,251,629	3,500,912	2.30%

Plastics Product Manufacturing (10.23%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK,
due 6/30/16 (2), (4)	$11,652,565	3,915,262	2.57%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 3/31/16 (4)	$10,904,163	10,904,162	7.16%
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK, due 3/31/16 (4)	$769,698	769,698	0.50%
Total Plastics Product Manufacturing		15,589,122

Scheduled Air Transportation (2.13%)
Aircraft Secured Mortgages - Aircraft Leased to United Airlines, Inc.
N659UA, 12%, due 2/28/16 (3)	$1,437,487	1,553,319	1.02%
N661UA, 12%, due 5/4/16 (3)	$1,543,664	1,687,130	1.11%
Total Scheduled Air Transportation		3,240,449

Specialty Hospitals (1.98%)
21C East Florida, LLC, Term Loan B, LIBOR + 10.5%, 1.25% LIBOR Floor, due 1/15/17	$2,712,347	2,654,031	1.74%
South Florida Radiation Oncology Coconut Creek, LLC, Term Loan A, LIBOR + 5.75%,
1.25% LIBOR Floor, due 1/15/17	$375,556	370,298	0.24%
Total Specialty Hospitals		3,024,329

4

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Company

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments
Debt Investments (continued)
Wired Telecommunications Carriers (1.89%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan,
LIBOR + 10.9%, due 4/30/14 - (Canada)	$2,855,297	$2,883,850	1.89%
Wireless Telecommunications Carriers (2.06%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor,
due 6/21/17	$2,901,279	3,147,887	2.06%

Total Bank Debt (Cost $79,366,077)		77,934,123

Other Corporate Debt Securities (6.57%)
Aerospace Product and Parts Manufacturing (0.06%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (2)	$1,564,000	65,044	0.04%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (2)	$889,000	36,972	0.02%
Total Aerospace Product and Parts Manufacturing		102,016

Electronic Shopping and Mail-Order Houses (0.02%)
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15 (6)	$26,083	25,496	0.02%

Gaming Industries (2.66%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$9,210,000	4,046,643	2.66%

Home Furnishings Stores (0.13%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (2)	$2,782,000	201,695	0.13%

Oil and Gas Extraction (3.70%)
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A) (6)	$5,320,000	5,647,515	3.70%

Plastics Product Manufacturing (0.00%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (2), (6)	$6,973,000	7	-

Total Other Corporate Debt Securities (Cost $10,427,342)		10,023,372

Total Debt Investments (Cost $89,793,419)		87,957,495

Equity Securities (38.36%)
Aerospace Product and Parts Manufacturing (0.56%)
Beech Holdings, LLC, Membership Units (2), (6)	110,396	852,809	0.56%

Alumina and Aluminum Production and Processing (0.47%)
Revere Holdings, Inc., Class A Common Shares (2), (4), (6)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (4), (6)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (4), (6)	910	219,262	0.14%
Revere Leasing, LLC, Class B Units (2), (4), (6)	2,060	496,788	0.33%
Total Alumina and Aluminum Production and Processing		716,050

Business Support Services (0.83%)
STG-Fairway Holdings, LLC, Class A Units (2), (6)	495,921	1,173,349	0.77%
Findly Talent, LLC, Membership Units (2), (6)	417,391	95,583	0.06%
Total Business Support Services		1,268,932

5

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments
Equity Securities (continued)
Communications Equipment Manufacturing (13.40%)
Dialogic, Inc., Common Stock (2), (3), (6)	1,316,931	$1,027,206	0.67%
Dialogic, Inc., Warrants to Purchase Common Stock (2), (3), (6)	498,516	9,693	0.01%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (3), (5), (6)	116,474	2,383,822	1.56%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates -
(Luxembourg) (3), (5), (6)	11,530,912	17,005,361	11.16%
Total Communications Equipment Manufacturing		20,426,082

Depository Credit Intermediation (0.11%)
Doral Financial Corporation, Common Stock - (Puerto Rico) (2)	20,089	174,373	0.11%

Electric Power Generation, Transmission and Distribution (0.03%)
Mach Gen, LLC, Common Units (2), (6)	9,740	41,395	0.03%

Electronic Shopping and Mail-Order Houses (0.11%)
Shop Holding, LLC, Class A Units (2), (6)	180,863	169,972	0.11%
Shop Holding, LLC, Warrants to Purchase Class A Units (2), (6)	116,502	6,360	0.00%
Total Electronic Shopping and Mail-Order Houses		176,332

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (2), (6)	23	5,098	0.00%

Oil and Gas Extraction (1.18%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (3), (6)	121	1,795,867	1.18%

Other Electrical Equipment and Component Manufacturing (0.67%)
EPMC HoldCo, LLC, Membership Units (3), (6)	854,400	1,016,736	0.67%

Other Financial Investment Activities (0.01%)
Marsico Holdings, LLC, Common Interest Units (2), (6)	99,430	14,915	0.01%

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (4), (6)	31,020,365	-	-

Radio and Television Broadcasting (0.11%)
SCG Financial Acquisition Corp., Common Stock (2)	30,665	173,257	0.11%

Scheduled Air Transportation (2.28%)
Equipment Trusts - Aircraft Leased to United Airlines, Inc.
United N659UA-767, LLC (N659UA) (3), (6)	259	1,739,068	1.14%
United N661UA-767, LLC (N661UA) (3), (6)	251	1,745,062	1.14%
Total Scheduled Air Transportation		3,484,130
Semiconductor and Other Electronic Component Manufacturing (0.97%)
TPG Hattrick Holdco, LLC, Common Units (2), (6)	1,934,209	1,469,999	0.97%

Software Publishers (0.39%)
Open Text Corporation, Common Stock (2)	12,464	594,657	0.39%

6

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

March 31, 2014

Showing Percentage of Total Cash and Investments of the Company

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments
Equity Securities (continued)
Wired Telecommunications Carriers (17.24%)
Hawaiian Telcom Holdco, Inc., Common Stock (2)	77,590	$2,210,539	1.45%
Integra Telecom, Inc., Common Stock (2), (6)	4,777,651	20,943,148	13.74%
Integra Telecom, Inc., Warrants (2), (6)	1,300,529	698,267	0.46%
V Telecom Investment S.C.A., Common Shares - (Luxembourg) (2), (5), (6)	897	2,423,226	1.59%
Total Wired Telecommunications Carriers		26,275,180

Total Equity Securities (Cost $59,756,766)		58,485,812

Total Investments (Cost $149,550,185) (7)		146,443,307

Cash and Cash Equivalents (3.96%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.03%,
Collateralized by FHLB Discount Note	$235,011	235,011	0.15%
Union Bank of California, Commercial Paper, 0.10%, due 4/1/14	$3,000,000	3,000,000	1.97%
Cash Denominated in Foreign Currency	€14,189.00	19,537	0.01%
Cash Held on Account at Various Institutions	$2,786,693	2,786,693	1.83%
Total Cash and Cash Equivalents		6,041,241

Total Cash and Investments		$152,484,548	100.00%

Notes to Statement of Investments

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Non-income producing.

(3)	Non-controlled affiliate - as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(4)	Controlled issuer - as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(5)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars (see Note 2).

(6)	Restricted security (see Note 2).

(7)	Includes investments with an aggregate fair value of $1,757,500 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $4,674,535 and $28,899,192, respectively. Aggregate purchases include investment assets received as payment in kind. Aggregate sales include principal paydowns on and maturities of debt investments of the Company. The total value of restricted securities and bank debt as of March 31, 2014 was $138,940,127, or 91.12% of total cash and investments of the Company.

7

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Operations (Unaudited)

Six Months Ended March 31, 2014

Investment income
Interest income:
Companies less than 5% owned	$5,877,317
Companies 5% to 25% owned	197,549
Companies more than 25% owned	1,152,956
Dividend income:
Companies 5% to 25% owned	1,429,998
Other income:
Companies 5% to 25% owned	239,800
Companies more than 25% owned	50,538
Total investment income	8,948,158

Operating expenses
Management and advisory fees	927,991
Interest expense	128,054
Commitment fees	110,718
Legal fees, professional fees and due diligence expenses	147,748
Director fees	76,677
Custody fees	49,998
Insurance expense	27,480
Other operating expenses	106,613
Total operating expenses	1,575,279

Net investment income	7,372,879

Net realized and unrealized gain (loss)
Net realized loss from:
Investments in companies less than 5% owned	(66,798,387)
Investments in companies 5% to 25% owned	(315,512)
Investments in companies more than 25% owned	(38,284,689)
Net realized loss	(105,398,588)

Net change in unrealized appreciation/depreciation on:
Investments and foreign currency	96,839,908
Credit facility	1,081,563
Net change in unrealized appreciation/depreciation	97,921,471

Net realized and unrealized loss	(7,477,117)

Distributions to preferred shareholders	(12,480)
Net change in reserve for distributions to preferred shareholders	9,389

Net decrease in net assets applicable to common shareholders
resulting from operations	$(107,329)

See accompanying notes.
8

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statements of Changes in Net Assets

	Six Months Ended
	March 31,	Year Ended
	2014	September 30,
	(Unaudited)	2013

Net assets applicable to common shareholders, end of prior year	$164,954,743	$195,674,963

Net investment income	7,372,879	14,057,423
Net realized loss	(105,398,588)	(10,370,272)
Net change in unrealized appreciation/depreciation	97,921,471	5,205,109
Distributions to preferred shareholders from:
Net investment income	(12,480)	(12,480)
Net change in reserve for distributions to preferred shareholders	9,389	-
Net increase (decrease) in net assets applicable to common
shareholders resulting from operations	(107,329)	8,879,780

Distributions to common shareholders from:
Net investment income	(2,300,000)	(14,692,782)
Returns of capital	(9,700,000)	(24,907,218)

Net assets applicable to common shareholders, end of period (including
accumulated net investment income of $5,060,399 and $0 respectively)	$152,847,414	$164,954,743

See accompanying notes.

9

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Statement of Cash Flows (Unaudited)

Six Months Ended March 31, 2014

Operating activities
Net decrease in net assets applicable to common shareholders
resulting from operations	$(107,329)
Adjustments to reconcile net decrease in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized loss	105,398,588
Net change in unrealized appreciation/depreciation on investments and credit facility	(97,773,498)
Distributions paid to preferred shareholders	12,480
Net change in reserve for distributions to preferred shareholders	(9,389)
Accretion of original issue discount	(293,193)
Net amortization of market discount/premium	(1,448,039)
Interest and dividend income paid in kind	(880,213)
Changes in assets and liabilities:
Purchases of investments	(3,794,322)
Proceeds from sales, maturities and paydowns of investments	28,899,192
Decrease in accrued interest income - companies less than 5% owned	461,589
Decrease in accrued interest income - companies 5% to 25% owned	80,161
Decrease in accrued interest income - companies more than 25% owned	2,509
Decrease in receivable for investments sold	908,877
Increase in dividend receivable from companies 5% to 25% owned	(9,243)
Decrease in other receivables	3,544
Decrease in prepaid expenses and other assets	27,480
Decrease in management and advisory fees payable	(46,818)
Decrease in interest payable	(26,923)
Decrease in payable to the Investment Manager	(8,152)
Decrease in accrued expenses and other liabilities	(345,443)
Net cash provided by operating activities	31,051,858

Financing activities
Principal repayments on credit facility	(60,266,000)
Distributions paid to common shareholders	(14,200,000)
Distributions paid to preferred shareholders	(12,480)
Redemption of Series Z preferred shares	(156,000)
Net cash used in financing activities	(74,634,480)

Net decrease in cash and cash equivalents	(43,582,622)
Cash and cash equivalents at beginning of period	49,623,863
Cash and cash equivalents at end of period	$6,041,241

Supplemental cash flow information
Interest payments	$154,977

See accompanying notes.

10

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited)

March 31, 2014

1. Organization and Nature of Operations

Special Value Expansion Fund, LLC (the “Company”), a Delaware limited liability company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940. For the three months ended December 31, 2013, the Company elected to be treated as a corporation for U.S. federal income tax purposes, following conversion on October 1, 2013 from treatment as a regulated investment company (see “Income Taxes” in Note 2, Summary of Significant Accounting Policies). Effective January 1, 2014, the Company’s operating agreement was amended and restated to, among other things, extend the Company’s term from September 1, 2014 to September 1, 2017 and convert the Company to a partnership for tax purposes. On January 6, 2014, the Company filed an application on Form N-8F with the Securities and Exchange Commission for deregistration under the Investment Company Act of 1940.

The Certificate of Formation of the Company was filed with the Delaware Secretary of State on August 12, 2004. Investment operations commenced and initial funding was received on September 1, 2004. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to generate current income as well as long-term capital appreciation using a leveraged capital structure. GMAM Investment Funds Trust II (“GMAM”) owns 99.5% of the Company’s common shares.

Tennenbaum Capital Partners, LLC serves as the investment manager of the Company (the “Investment Manager”). Company management consists of the Investment Manager and the board of directors of the Company (the “Board of Directors”). The Investment Manager directs and executes the day-to-day operations of the Company, subject to oversight from the Board of Directors, which sets the broad policies for the Company. The Board of Directors consists of three persons, two of whom are independent. If the Company has preferred shares outstanding, as it currently does, the holders of the preferred shares voting separately as a class will be entitled to elect two of the Company’s Directors. The remaining Director of the Company will be subject to election by holders of common shares and preferred shares voting together as a single class.

Company Structure

The Company was formed with an initial maximum capitalization of $600 million, consisting of $300 million of committed common equity, $100 million of preferred equity, and a $200 million credit facility. On December 31, 2013, the Company terminated its remaining credit facility (see Note 5, Senior Secured Revolving Credit Facility) and redeemed the remaining preferred equity (see Note 8, Preferred Capital). The contributed investor capital is used to purchase Company investments and to pay certain fees and expenses of the Company. The Company is scheduled to terminate on September 1, 2017.

11

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited)

March 31, 2014

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

Management values investments held by the Company at fair value based upon the principles and methods of valuation set forth in policies adopted by the Company’s Board of Directors and in conformity with procedures set forth in the Senior Facility. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

All investments are valued at least quarterly based on affirmative pricing or quotations from independent third-party sources, with the exception of investments priced directly by the Investment Manager which together comprise, in total, less than 5% of the total capitalization of the Company. Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Company, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Company’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, or incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not

12

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Company’s assets.

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Company’s Level 3 investments as of March 31, 2014 included the following:

Asset Type	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg.)
Bank Debt	$77,934,123	Market rate approach	Market yields	4.1% - 16.5% (11.0%)
		Market quotations	Indicative bid/ask quotes	1 (1)
		Market comparable companies	Revenue multiples	0.3x – 0.5x (0.4x)
		Market comparable companies	EBITDA multiples	5.5x (5.5x)
Other Corporate Debt	$329,213	Market quotations	Indicative bid/ask quotes	1 (1)
Equity	$54,305,779	Market rate approach	Market yields	13.0% (13.0%)
		Market quotations	Indicative bid/ask quotes	1 – 2 (1)
		Market comparable companies	Revenue multiples	0.5x (0.5x)
		Market comparable companies	EBITDA multiples	4.6x – 6.6x (6.4x)

13

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

Investments of the Company may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

At March 31, 2014, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$4,046,644	$4,180,033
2	Other observable market inputs*	3,500,912	5,647,515	-
3	Independent third-party pricing sources that employ significant unobservable inputs	74,433,211	227,191	49,206,447
3	Internal valuations with significant unobservable inputs	-	102,022	5,099,332
Total		$77,934,123	$10,023,372	$58,485,812

* E.g., quoted prices in inactive markets or quotes for comparable investments

14

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Changes in investments categorized as Level 3 during the six months ended March 31, 2014 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$92,267,957	$-	$49,730,651
Net realized and unrealized gains (losses)	(7,019,520)	117,064	129,401
Acquisitions	4,120,028	26,084	697,113
Dispositions	(13,647,858)	(93,744)	(530,300)
Transfers into Level 3†	-	177,787	881,686
Transfers out of Level 3‡	(1,287,396)	-	-
Reclassifications within Level 3§	-	-	(1,702,104)
Ending balance	$74,433,211	$227,191	$49,206,447
Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$19,243,541	$1,853,055	$35,445,058

† Comprised of two investments that transferred from Level 2 due to reduced trading volumes.

‡ Comprised of one investment that was transferred to Level 2 due to increased trading volumes.

§ Comprised of one investment that was reclassified to Investment Manager Valuation.

15

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$1,652,152	$4,408,195
Net realized and unrealized gains (losses)	-	35,108	(3,564,197)
Acquisitions	-	-	139,082
Dispositions	-	(1,585,238)	(777,850)
Transfers into Level 3**	-	-	3,191,998
Reclassifications within Level 3††	-	-	1,702,104
Ending balance	$-	$102,022	$5,099,332

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$7,799,697	$(4,712,067)

** Comprised of one investment that transferred from Level 2 due to reduced trading volumes.

††Comprised of one investment that was reclassified from Independent Third-Party Valuation.

Investment Transactions

The Company records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of the investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Company’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

16

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

Restricted Investments

The Company may invest in instruments that are subject to legal or contractual restrictions on resale. Under the amended and restated operating agreement, the Company may only make follow-on investments into entities (or their affiliates) in which the Company has an existing investment, and then only to the extent that the Investment Manager determines that such follow-on investment will protect or enhance the value of existing investments. Restricted investments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments and Currencies

The Company may invest in instruments traded in foreign countries and denominated in foreign currencies subject to the limitations regarding follow-on investments described above under Restricted Investments. At March 31, 2014, the Company had foreign currency denominated investments with an aggregate fair value of approximately 14.9% of the Company’s total investments. Such positions were converted at the closing rate in effect at March 31, 2014 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions. Realized or unrealized gains and losses from investments resulting from changes in foreign exchange rates are included in the Statement of Operations with realized or unrealized gains and losses resulting from changes in the market prices of such investments.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

The Company recognizes all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may

17

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in interest rates, commodity prices, or the value of foreign currencies relative to the U.S. dollar.

There were no derivative transactions during the six months ended March 31, 2014.

Revenue Recognition

Interest and dividend income, including income paid in kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

The majority of the Company’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer and by general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Company to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Company recognizes discount accretion income when it is probable that such amounts will be collected generally at disposition. When the Company receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

Income Taxes

From the inception of the Company through September 30, 2013, the Company elected to be treated as a regulated investment company (“RIC”) for U.S. federal tax purposes. As a RIC, the Company was not taxed on its income, provided it distributed such income and satisfied other applicable income tax requirements. Effective October 1, 2013 through December 31, 2013, the Company elected to be treated as a taxable corporation under Subchapter C of the Code. As a taxable corporation, the Company was subject to federal and applicable state corporate income taxes to the extent it had taxable ordinary income and capital gains. However, the Company estimates that for income tax purposes, it had a net operating loss for the three months ended December 31, 2013 and accordingly incurred no income taxes. Under Subchapter C, the Company was no longer subject to the investment diversification or gross income composition

18

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

2. Summary of Significant Accounting Policies (continued)

was treated as a full disposition and distribution of all assets and liabilities on December 31, 2013 and an immediate contribution of such assets and liabilities to the partnership on January 1, 2014 at the fair value of such assets and liabilities as of December 31, 2013. In connection with this transaction, the Company recognized a net realized loss on its investments of $85,476,603, which is included in net realized loss in the Statement of Operations.

In accordance with ASC Topic 740 – Income Taxes, the Company recognizes in its financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of March 31, 2014, all tax years since October 1, 2010 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) for U.S. federal income tax purposes of the investments (including derivatives) of the Company at March 31, 2014 were as follows:

Unrealized appreciation	$2,922,169
Unrealized depreciation	(6,029,047)
Net unrealized depreciation	(3,106,878)

Cost of investments	$149,550,185

3. Distributions and Performance Fees

As a performance fee, the Investment Manager receives an amount equal to 20% of distributions of net income and gain (gross of performance fees), after cumulative distributions to common shareholders have been made in an amount equal to a 12% annual weighted-average return on common shareholders’ undistributed contributed equity (the “Hurdle”). After the Hurdle is met, the Investment Manager also receives a catch-up payment until its cumulative performance fee payments equal 20% of cumulative income and gain distributions (gross of performance fees). Performance fees are accrued in a consistent manner, based on cumulative net income or loss and realized and unrealized gains or losses. As of March 31, 2014, the Hurdle exceeded the cumulative performance of the Company; accordingly, no liability for accrued but unpaid performance fees was recorded.

The timing of distributions is determined by the Board of Directors, which has provided the Investment Manager with certain criteria for such distributions. As of March 31, 2014, the Company had declared $234,760,000 in distributions to common shareholders since inception.

19

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

4. Management and Advisory Fees and Other Expenses

From the inception of the Company through December 31, 2013, the Company incurred an annual management and advisory fee, payable to the Investment Manager monthly in arrears, equal to 0.60% of the sum of the total common shareholder commitments and the maximum commitment under its debt facility. Effective January 1, 2014, the management and advisory fee is calculated as 1% of the Company’s net asset value. In addition to the management fee, the Investment Manager is entitled to a performance fee as discussed in Note 3, above.

The Company pays all expenses incurred in connection with the business of the Company, including fees and expenses of outside contracted services, such as custodian, trustee, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Company.

5. Senior Secured Revolving Credit Facility

The Company terminated its debt facility on December 31, 2013. Prior to its termination, the debt facility was comprised of a revolving credit facility of up to $15 million, which bore interest at a rate of LIBOR or EURIBOR plus 3.5% per annum. The Company also incurred commitment fees at a rate of 1.25% per year on the undrawn portion of the facility.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Company conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Company’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers, and the Company’s custodian. These activities may expose the Company to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

In August of 2008, the Company agreed to guarantee certain obligations of an affiliated portfolio company and certain of its affiliates up to an aggregate amount of approximately $1.5 million. This amount was increased to approximately $3 million in November of 2008. The guaranty may be terminated by the Company at any time subject to certain conditions. The Company expects the risk of loss from the guaranty to be remote. Consistent with standard business practice, the Company enters into contracts that contain a variety of indemnifications, and is

20

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

engaged from time to time in various legal actions. The Company’s maximum exposure under these arrangements and activities is unknown. However, the Company expects the risk of material loss to be remote.

7. Related Parties

The Company, the Investment Manager, and their members and affiliates may be considered related parties. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and receives reimbursement from the Company. At March 31, 2014, such reimbursable amounts totaled $65,304 as reflected in the Statement of Assets and Liabilities.

8. Preferred Capital

Series A and B

The Company had issued 2,000 shares of Series A and B preferred equity with a liquidation preference of $50,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). In December 2010, the remaining outstanding shares were redeemed.

Series S

The Company had issued, at inception, one share of its Series S preferred shares to SVOF/MM, LLC, having a liquidation preference of $1,000 plus accumulated but unpaid dividends. SVOF/MM, LLC is controlled by the Investment Manager and owned substantially entirely by the Investment Manager and certain affiliates. In 2005, the Series S preferred share was retired and assumed the status of an authorized but unissued share. Prior to retirement, the Series S preferred shareholder was entitled to receive, as dividends, the amount of the performance allocation pursuant to Note 3, above, which is now payable to the Investment Manager as a performance fee which reduces operating income as reflected in the Statement of Operations. The retirement of the Series S preferred share had no impact on any shareholder other than the Series S preferred shareholder.

Series Z

The Company had issued, at inception, 312 shares of Series Z preferred equity, each having a liquidation preference of $500 plus accumulated but unpaid dividends and paying dividends at an annual rate equal to 8% of the liquidation preference. The Series Z preferred shares were redeemed in full on December 31, 2013.

21

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

9.  Financial Highlights

	Six Months
	Ended
	March 31, 2014	Year Ended September 30,
	(Unaudited)	2013	2012	2011	2010

Per Common Share:
Net asset value, end of prior year	$301.70	$357.89	$371.87	$451.33	$426.24

Investment operations:
Net investment income	13.49	25.71	23.36	37.86	37.78
Net realized and unrealized gain (loss)	(13.68)	(9.45)	(9.52)	(76.01)	26.43
Distributions to preferred shareholders from:
Net investment income	-	(0.02)	(0.02)	(0.89)	(2.90)
Net change in reserve for distributions to
preferred shareholders	-	-	-	0.18	(0.01)
Total from investment operations	(0.19)	16.24	13.82	(38.86)	61.30

Distributions to common shareholders from:
Net investment income	(4.21)	(26.70)	(27.80)	(40.60)	(36.21)
Returns of capital	(17.74)	(45.73)	-	-	-
Total distributions to common shareholders	(21.95)	(72.43)	(27.80)	(40.60)	(36.21)

Net asset value, end of year	$279.56	$301.70	$357.89	$371.87	$451.33

Return on invested assets (1), (5)	1.1%	6.3%	6.0%	(5.3)%	14.1%
Total return to common shareholders (2), (5)	(0.1)%	5.4%	3.7%	(9.7)%	14.6%

Ratios and Supplemental Data:
Ratios to average common equity: (3), (6)
Net investment income	9.0%	7.9%	6.3%	8.6%	8.4%
Expenses (before performance fees)	1.9%	2.9%	3.2%	3.0%	2.6%
Expenses (including performance fees)	1.9%	2.9%	3.2%	3.0%	2.6%

Ending net assets applicable to common
shareholders	$152,847,414	$164,954,743	$195,674,963	$203,318,770	$246,763,729

22

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2014

9.  Financial Highlights (continued)

	Six Months
	Ended
	March 31, 2014	Year Ended September 30,
	(Unaudited)	2013	2012	2011	2010
Ratios and Supplemental Data (continued):
Portfolio turnover rate (6)	2.9%	15.2%	17.7%	33.6%	21.9%
Weighted-average debt outstanding (par)	$6,903,407	$32,022,542	$54,132,373	$71,115,068	$42,200,000
Weighted-average interest rate	3.7%	3.8%	3.9%	3.7%	2.7%
Weighted-average number of shares	546,750	546,750	546,750	546,750	546,750
Average debt per share	$12.63	$58.57	$99.01	$130.07	$77.18

Annualized Inception-to-Date Performance Data as of March 31, 2014:
Return on invested assets (1)	8.6%
Internal rate of return (4)	4.7%

Notes to Financial Highlights:

(1)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(2)	Returns (net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees) calculated on a monthly geometrically linked, time-weighted basis.

(3)	These ratios included interest expense but do not reflect the effect of dividend payments to preferred shareholders.

(4)	Net of dividends to preferred shareholders and fund expenses, including financing costs and management and performance fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The internal rate of return presented assumes liquidation of the fund at net asset value as of the balance sheet date.

(5)	Not annualized for periods of less than one year.

(6)	Annualized for periods of less than one year, except for performance fees.

23

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Schedule of Changes in Investments in Affiliates (Unaudited) (1)

Six Months Ended March 31, 2014

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK,
due 3/31/15	$7,946,840	$1,307,502	$-	$2,818,357
Dialogic, Inc., Common Stock	2,815,405	-	-	1,027,206
Dialogic, Inc., Warrants to Purchase Common Stock	682,621	-	-	9,693
EPMC HoldCo, LLC, Membership Units	2,537,568	-	(1,795,180)	1,016,736
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	3,120,705	-	-	2,383,822
Gores I SF Luxembourg, S.àr.1., Tracking Preferred
Equity Certificates	15,882,703	-	-	17,005,361
Revere Holdings, Inc., Class A Common Shares	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-
Revere Holdings, Inc., Unsecured Subordinated Note,
5% PIK, due 6/30/16	10,338,117	-	-	8,913,989
Revere Industries, LLC, 2nd Lien Term Loan,
10% PIK, due 5/29/15	6,291,715	317,634		6,609,350
Revere Leasing, LLC, Class A Units	239,800	-	(20,535)	219,262
Revere Leasing, LLC, Class B Units	543,320	-	(46,486)	496,788
TR Acquisition Holdings, LLC, Subordinated Promissory
Note, 10% PIK, due 6/30/16	6,698,254	1,202,363	-	3,915,262
N659UA Aircraft Secured Mortgage, 12%, due 2/28/16	2,602,429	-	(884,038)	1,553,319
N661UA Aircraft Secured Mortgage, 12%, due 5/4/16	2,725,136	-	(857,337)	1,687,130
N659UA Equipment Trust Beneficial Interests	1,685,168	884,038	(596,460)	1,739,068
N661UA Equipment Trust Beneficial Interests	1,678,868	857,367	(586,164)	1,745,062
WinCup, Inc., Common Stock	-	-	-	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK,
due 3/31/16	9,259,790	1,644,373	-	10,904,162
WinCup, Inc., Equipment Finance Loan, LIBOR + 14.5% PIK,
due 3/31/16	316,758	452,940	-	769,698
Woodbine Intermediate Holdings, LLC, Membership Units	2,307,548	-	-	1,795,867

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

24

Special Value Expansion Fund, LLC

(A Delaware Limited Liability Company)

Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Six Months Ended March 31, 2014

Investment	Acquisition Date	Cost

Beech Holdings, LLC, Membership Units	3/1/13	$848,669
Findly Talent, LLC, Membership Units	1/1/14	136,102
Integra Telecom, Inc., Common Stock	11/19/09	20,930,909
Integra Telecom, Inc., Warrants	11/19/09	727,413
Mach Gen, LLC, Common Units	Var. 2005 & 2008	99,835
Marsico Holdings, LLC, Common Interest Units	9/10/12	2,535
Precision Holdings, LLC, Class C Membership Interests	9/30/10	9,761
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%, due 9/15/09	4/4/06	-
Shop Holding, LLC, Class A Units	6/2/11	196,277
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	13,643
Shop Holding, LLC, Convertible Promissory Note, 5%, due 8/5/15	2/5/14	26,083
STG-Fairway Holdings, LLC, Class A Units	12/30/10	879,048
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	1,711,775
V Telecom Investment S.C.A., Common Shares	11/9/12	2,418,650
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (144A)	5/25/11	5,689,075

25

ITEM 2.	CODE OF ETHICS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Included in Semi-annual Shareholder Report in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semi-annual Report to Shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable for filing of Semi-annual Report to Shareholders.

(b)	None.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)      The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)     (1)      Not applicable for filing of Semi-annual Report to Shareholders.

(a)     (2)     Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)     (3)     Not applicable.

(b)     Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Mark K. Holdsworth

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Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

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Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date June 9, 2014

By: /s/ Paul L. Davis

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Name: Paul L. Davis

Title: Chief Financial Officer

Date: June 9, 2014